Schedule of Investments (unaudited)	iShares® U.S. Technology ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.1%
F5 Inc.(a)(b)	51,727	$10,739,560

Electrical Equipment — 0.1%
Vertiv Holdings Co.(b)	276,719	5,772,358

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	503,738	40,092,507
Arrow Electronics Inc.(a)	59,688	7,401,312
Avnet Inc.	85,705	3,459,054
CDW Corp./DE	116,687	22,059,677
Corning Inc.	655,357	27,551,208
IPG Photonics Corp.(a)	31,276	4,831,204
Jabil Inc.	126,224	7,761,514
National Instruments Corp.	114,606	4,724,059
TD SYNNEX Corp.	35,957	3,760,024
		121,640,559
Entertainment — 0.0%
Skillz Inc.(a)(b)	254,490	1,224,097

Health Care Technology — 0.0%
Change Healthcare Inc.(a)	216,187	4,254,560

Industrial Conglomerates — 0.5%
Roper Technologies Inc.	90,361	39,502,215

Interactive Media & Services — 16.9%
Alphabet Inc., Class A(a)	188,804	510,916,840
Alphabet Inc., Class C, NVS(a)	176,066	477,837,842
IAC/InterActiveCorp.(a)(b)	66,068	9,020,925
Match Group Inc.(a)(b)	243,436	27,435,237
Meta Platforms Inc, Class A(a)	1,298,241	406,686,976
Pinterest Inc., Class A(a)	484,272	14,315,080
Twitter Inc.(a)(b)	673,052	25,246,181
Vimeo Inc.(a)(b)	123,916	1,815,369
		1,473,274,450
Internet & Direct Marketing Retail — 0.2%
DoorDash Inc., Class A(a)(b)	126,234	14,326,296

IT Services — 4.8%
Akamai Technologies Inc.(a)(b)	138,085	15,817,637
Amdocs Ltd.	111,778	8,482,832
Cloudflare Inc., Class A(a)	222,575	21,456,230
Cognizant Technology Solutions Corp., Class A	454,048	38,784,780
Concentrix Corp.	36,401	7,316,237
DXC Technology Co.(a)	216,976	6,526,638
EPAM Systems Inc.(a)	46,297	22,043,854
Fastly Inc., Class A(a)(b)	91,376	2,618,836
Gartner Inc.(a)	68,890	20,246,082
Globant SA(a)	34,937	8,915,224
GoDaddy Inc., Class A(a)(b)	145,089	10,984,688
International Business Machines Corp.	770,696	102,941,865
Kyndryl Holdings Inc.(a)(b)	193,142	3,260,237
MongoDB Inc.(a)	54,711	22,163,973
Okta Inc.(a)(b)	108,574	21,485,709
Snowflake Inc., Class A(a)	171,348	47,274,913
SolarWinds Corp.	29,095	395,692
Switch Inc., Class A	99,039	2,538,370
Thoughtworks Holding Inc.(a)	36,602	784,015
Twilio Inc., Class A(a)(b)	143,488	29,575,746
VeriSign Inc.(a)	83,760	18,190,997
Security	Shares	Value

IT Services (continued)
Wix.com Ltd.(a)	46,073	$6,052,610
		417,857,165
Professional Services — 0.3%
CACI International Inc., Class A(a)	20,095	4,972,709
Clarivate PLC(a)(b)	375,671	6,183,544
Dun & Bradstreet Holdings Inc.(a)	138,361	2,775,522
Leidos Holdings Inc.	122,006	10,913,437
Science Applications International Corp.	50,041	4,104,863
		28,950,075
Semiconductors & Semiconductor Equipment — 20.9%
Advanced Micro Devices Inc.(a)	1,043,696	119,242,268
Allegro MicroSystems Inc.(a)(b)	34,162	969,518
Analog Devices Inc.	462,758	75,878,429
Applied Materials Inc.	776,790	107,336,842
Azenta Inc.	63,270	5,336,192
Broadcom Inc.	344,241	201,683,917
Cirrus Logic Inc.(a)	48,865	4,370,486
Entegris Inc.	115,738	13,870,042
GLOBALFOUNDRIES Inc.(a)	45,155	2,227,948
Intel Corp.	3,485,932	170,183,200
KLA Corp.	130,766	50,903,281
Lam Research Corp.	121,282	71,546,677
Marvell Technology Inc.(b)	705,636	50,382,410
Microchip Technology Inc.	469,430	36,371,436
Micron Technology Inc.	966,152	79,485,325
Monolithic Power Systems Inc.	38,759	15,617,164
NVIDIA Corp.	1,325,960	324,674,566
NXP Semiconductors NV.	228,500	46,943,040
ON Semiconductor Corp.(a)	364,518	21,506,562
Qorvo Inc.(a)	95,175	13,065,624
QUALCOMM Inc.	972,826	170,983,898
Skyworks Solutions Inc.	141,955	20,799,247
Teradyne Inc.	140,371	16,483,766
Texas Instruments Inc.	796,559	142,974,375
Universal Display Corp.	37,387	5,739,278
Wolfspeed Inc.(a)(b)	99,264	9,354,639
Xilinx Inc.	211,972	41,027,181
		1,818,957,311
Software — 34.4%
Adobe Inc.(a)	399,124	213,251,953
Alteryx Inc., Class A(a)	50,789	2,898,528
Anaplan Inc.(a)(b)	121,330	5,857,812
ANSYS Inc.(a)(b)	75,073	25,525,571
Aspen Technology Inc.(a)	57,536	8,639,606
Atlassian Corp. PLC, Class A(a)	120,079	38,946,423
Autodesk Inc.(a)(b)	189,818	47,414,638
Avalara Inc.(a)	73,220	8,026,376
Bentley Systems Inc., Class B(b)	119,253	4,790,393
Black Knight Inc.(a)(b)	131,335	9,797,591
C3.ai Inc., Class A(a)(b)	51,088	1,345,658
Cadence Design Systems Inc.(a)	236,607	35,997,389
CDK Global Inc.	101,984	4,382,252
Ceridian HCM Holding Inc.(a)	112,855	8,556,666
Citrix Systems Inc.	107,037	10,911,352
Coupa Software Inc.(a)(b)	63,254	8,493,115
Crowdstrike Holdings Inc., Class A(a)(b)	170,056	30,718,916
Datadog Inc., Class A(a)	219,145	32,019,276
Datto Holding Corp.(a)(b)	20,614	513,495
DocuSign Inc.(a)	166,140	20,895,428

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dolby Laboratories Inc., Class A	55,469	$4,872,952
DoubleVerify Holdings Inc.(a)(b)	44,543	1,232,059
Dropbox Inc., Class A(a)(b)	255,829	6,331,768
Duck Creek Technologies Inc.(a)(b)	61,944	1,582,669
Dynatrace Inc.(a)	170,046	9,328,724
Elastic NV(a)(b)	63,239	5,897,037
Everbridge Inc.(a)	33,139	1,694,066
Five9 Inc.(a)(b)	57,714	7,254,650
Fortinet Inc.(a)	115,372	34,293,173
Guidewire Software Inc.(a)(b)	72,495	7,310,396
HubSpot Inc.(a)(b)	38,778	18,954,686
Informatica Inc.(a)(b)	28,849	805,464
Intuit Inc.	228,902	127,093,257
Jamf Holding Corp.(a)(b)	45,695	1,510,677
Mandiant Inc.(a)(b)	202,526	3,056,117
Manhattan Associates Inc.(a)(b)	54,694	7,321,886
McAfee Corp., Class A	70,217	1,801,066
Microsoft Corp.	4,632,957	1,440,756,968
N-able Inc.(a)(b)	29,290	326,876
Ncino Inc.	48,503	2,222,892
NCR Corp.(a)(b)	110,118	4,191,091
New Relic Inc.(a)	44,553	4,684,302
NortonLifeLock Inc.	474,036	12,329,676
Nuance Communications Inc.(a)	246,274	13,606,639
Nutanix Inc., Class A(a)	181,393	4,959,285
Oracle Corp.	1,423,228	115,509,184
Palantir Technologies Inc., Class A(a)	1,430,071	19,606,273
Palo Alto Networks Inc.(a)(b)	82,017	42,435,596
Paycom Software Inc.(a)	43,684	14,647,245
Paycor HCM Inc.(a)(b)	28,070	728,136
Pegasystems Inc.(b)	35,263	3,498,795
Procore Technologies Inc.(a)	51,234	3,205,199
PTC Inc.(a)	91,099	10,591,170
RingCentral Inc., Class A(a)	70,348	12,415,719
salesforce.com Inc.(a)	806,507	187,617,723
ServiceNow Inc.(a)(b)	169,968	99,563,855
Smartsheet Inc., Class A(a)	103,804	6,458,685
Splunk Inc.(a)	139,142	17,242,477
SS&C Technologies Holdings Inc.	192,450	15,370,981
Synopsys Inc.(a)	130,633	40,561,546
Teradata Corp.(a)(b)	91,828	3,704,342
Tyler Technologies Inc.(a)	34,603	16,394,901
Unity Software Inc.(a)(b)	129,750	13,643,213
VMware Inc., Class A	191,958	24,662,764
Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	163,601	$41,392,689
Zendesk Inc.(a)(b)	102,848	10,131,556
Zoom Video Communications Inc., Class A(a)(b)	187,477	28,923,952
Zscaler Inc.(a)	67,979	17,478,081
		2,988,184,896
Specialty Retail — 0.0%
Vroom Inc.(a)(b)	99,485	797,870

Technology Hardware, Storage & Peripherals — 20.3%
Apple Inc.	9,460,885	1,653,573,480
Dell Technologies Inc., Class C(a)	234,126	13,300,698
Hewlett Packard Enterprise Co.	1,117,465	18,248,203
HP Inc.	993,721	36,499,372
NetApp Inc.	191,308	16,550,055
Pure Storage Inc., Class A(a)	230,352	6,102,025
Western Digital Corp.(a)	268,875	13,911,593
Xerox Holdings Corp.	122,668	2,589,522
		1,760,774,948

Total Common Stocks — 99.9%
(Cost: $5,876,519,589)		8,686,256,360

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	104,306,277	104,337,569
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	7,820,000	7,820,000
		112,157,569

Total Short-Term Investments — 1.3%
(Cost: $112,130,393)		112,157,569

Total Investments in Securities — 101.2%
(Cost: $5,988,649,982)		8,798,413,929

Other Assets, Less Liabilities — (1.2)%		(105,709,051)

Net Assets — 100.0%		$8,692,704,878

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$117,943,012	$—	$(13,575,444	)(a)	$(23,224)	$(6,775)	$104,337,569	104,306,277	$134,824	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,110,000	—	(10,290,000	)(a)	—	—	7,820,000	7,820,000	534		—
					$(23,224)	$(6,775)	$112,157,569		$135,358		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Communication Services Select Sector Index	8	03/18/22	$773	$(27,822)
E-Mini Technology Select Sector Index	31	03/18/22	5,055	(290,452)
				$(318,274)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,686,256,360	$—	$—	$8,686,256,360
Money Market Funds	112,157,569	—	—	112,157,569
	$8,798,413,929	$—	$—	$8,798,413,929
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(318,274)	$—	$—	$(318,274)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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